Income taxes - Tax losses carried forward (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Income taxes
Tax losses for which no deferred tax asset was recognized, subject to expiration	¥ 147,928	¥ 52,971
Tax losses for which no deferred tax asset was recognized, not subject to expiration	¥ 335,509	¥ 176,975